INCOME TAXES (Details 12) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Taxes Details 1
Net operating loss carryforwards	$ 6,492,000	$ 6,602,000	$ 7,272,000
Valuation allowance	(5,803,000)	(5,913,000)	6,583,000
Deferred income tax asset	$ 689,000	$ 689,000	$ 689,000